INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 99.87% (a)
Banks - 39.06%
Bank of America Corp., Series 02, 6.146% to 08/28/2023 then 3-Month USD Libor + 0.650%	20,835	$421,284
Bank of America Corp., Series 4, 6.213% to 08/29/2023 then 3-Month USD Libor + 0.750%	19,657	423,215
Bank of America Corp., Series 5, 5.879% to 08/21/2023 then 3-Month USD Libor + 0.500%	20,208	425,378
Bank of America Corp., Series E, 5.671% to 08/15/2023 then 3-Month USD Libor + 0.350% (b)	19,714	413,994
Bank of America Corp., Series GG, 6.000%	16,159	401,713
Bank of America Corp., Series HH, 5.875%	16,442	400,527
Bank of America Corp., Series KK, 5.375%	17,606	401,241
Bank of America Corp., Series LL, 5.000%	18,690	402,956
Bank of America Corp., Series NN, 4.375%	21,097	399,366
Bank of America Corp., Series PP, 4.125%	22,237	400,488
Bank of America Corp., Series QQ, 4.250%	21,710	400,766
Bank of America Corp., Series SS, 4.750%	19,354	395,402
Bank of Hawaii Corp., Series A, 4.375%	311,323	4,996,734
Cullen/Frost Bankers, Inc., Series B, 4.450%	262,789	4,929,922
JPMorgan Chase & Co., Series DD, 5.750%	32,370	814,753
JPMorgan Chase & Co., Series EE, 6.000%	31,895	812,685
JPMorgan Chase & Co., Series GG, 4.750% (b)	37,626	834,921
JPMorgan Chase & Co., Series JJ, 4.550%	40,397	827,734
JPMorgan Chase & Co., Series LL, 4.625%	39,623	827,328
JPMorgan Chase & Co., Series MM, 4.200% (b)	41,930	828,118
Morgan Stanley, Series A, 6.270% to 10/16/2023 then TSFR3M + 0.962%	28,798	619,157
Morgan Stanley, Series E, 7.125% to 10/17/2023 then SOFR	24,045	606,174
Morgan Stanley, Series F, 6.875% to 10/17/2023 then SOFR	23,913	612,173
Morgan Stanley, Series I, 6.375% to 10/17/2023 then SOFR	24,356	609,387
Morgan Stanley, Series K, 5.850% to 10/17/2023 then SOFR	25,712	616,060
Morgan Stanley, Series L, 4.875%	27,327	616,497
Morgan Stanley, Series O, 4.250%	32,478	615,783
Morgan Stanley, Series P, 6.500%	23,038	600,140
Northern Trust Corp., Series E, 4.700%	232,258	5,190,966
State Street Corp, Series D, 5.900% to 09/15/2023 then SOFR (b)	96,566	2,420,910
State Street Corp, Series G, 5.350% to 09/15/2023 then SOFR	106,096	2,456,122
Truist Financial Corp., Series O, 5.250% (b)	107,605	2,423,265
Truist Financial Corp., Series R, 4.750%	122,108	2,442,160
US Bancorp, Series B, 6.170% to 10/16/2023 then TSFR3M + 0.862%	53,606	1,034,596
US Bancorp, Series K, 5.500%	43,803	988,634
US Bancorp, Series L, 3.750% (b)	61,356	984,150
US Bancorp, Series M, 4.000% (b)	58,927	1,004,116
US Bancorp, Series O, 4.500% (b)	52,303	1,011,540
		44,610,355
Close-End Funds - 4.30%
The Gabelli Dividend & Income Trust, Series K, 4.250%	247,465	4,909,706

Diversified Financial Services - 5.62%
Apollo Asset Management Inc., Series A, 6.375%	30,433	729,479
Apollo Asset Management Inc., Series B, 6.375%	30,676	762,299
The Charles Schwab Corp., Series D, 5.950% (b)	97,225	2,462,709
The Charles Schwab Corp., Series J, 4.450%	125,077	2,466,518
		6,421,005
Insurance - 37.75%
Arch Capital Group Ltd., Series F, 5.450%	108,572	2,480,870
Arch Capital Group Ltd., Series G, 4.550%	129,495	2,521,268
Athene Holding Ltd., Series A, 6.350% to 06/30/2029 then 3-Month USD Libor + 4.253%	32,974	705,314
Athene Holding Ltd., Series B, 5.625%	35,083	700,608
Athene Holding Ltd., Series C, 6.375% to 09/30/2025 then Five-Year Treasury Constant Maturity + 5.970%	30,088	712,785
Athene Holding Ltd., Series D, 4.875%	41,386	693,215
Athene Holding Ltd, Series E, 7.750% to 12/30/2027 then Five-Year Treasury Constant Maturity + 3.962%	28,906	718,892
Axis Capital Holdings Ltd., Series E, 5.500%	238,440	4,871,329
Enstar Group Ltd., Series D, 7.000% to 09/01/2028 then 3-Month USD Libor + 4.015%	211,912	5,043,506
Equitable Holdings, Inc., Series A, 5.250%	122,108	2,538,625
Equitable Holdings, Inc., Series C, 4.300%	148,403	2,454,586
Lincoln National Corp., Series D, 9.000% (b)	182,702	4,969,494
MetLife, Inc., Series A, 6.552% to 09/15/2023 then 3-Month USD Libor + 1.000%	72,151	1,649,372
MetLife, Inc., Series E, 5.625%	67,138	1,613,326
MetLife, Inc., Series F, 4.750% (b)	77,568	1,635,134
RenaissanceRe Holdings Ltd., Series F, 5.750%	107,462	2,485,596
RenaissanceRe Holdings Ltd., Series G, 4.200%	140,149	2,529,689
The Hartford Financial Services Group, Inc., Series G, 6.000%	193,983	4,799,139
		43,122,748
Private Equity - 4.55%
KKR & Co., Inc., Series C, 6.000%, 09/15/2023	74,464	5,202,055

Real Estate Investment Trusts - 8.59%
Kimco Realty Corp., Series L, 5.125% (b)	106,516	2,453,064
Kimco Realty Corp., Series M, 5.250%	102,935	2,459,117
Public Storage, Series F, 5.150% (b)	15,296	376,893
Public Storage, Series G, 5.050% (b)	15,410	378,624
Public Storage, Series H, 5.600%	14,645	371,104
Public Storage, Series I, 4.875% (b)	16,208	378,295
Public Storage, Series J, 4.700%	16,955	378,605
Public Storage, Series K, 4.750%	16,928	373,093
Public Storage, Series L, 4.625%	17,174	378,515
Public Storage, Series M, 4.125%	19,302	379,284
Public Storage, Series N, 3.875%	20,541	370,971
Public Storage, Series O, 3.900% (b)	20,358	376,623
Public Storage, Series P, 4.000%	20,041	380,378
Public Storage, Series R, 4.000%	20,292	376,417
Public Storage, Series S, 4.100%	19,759	380,361
		9,811,344
TOTAL PREFERRED STOCKS (Cost $131,633,107)		114,077,213

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.98%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (c)	10,254,851	10,254,851
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,254,851)		10,254,851

SHORT TERM INVESTMENTS - 0.44%
Money Market Deposit Account - 0.44%	Principal Amount
U.S. Bank Money Market Deposit Account, 5.200% (d)	$503,369	503,369
TOTAL SHORT TERM INVESTMENTS (Cost $503,369)		503,369

Total Investments (Cost $142,391,327) - 109.29%		124,835,433
Liabilities in Excess of Other Assets - (9.29)%		(10,614,057)
TOTAL NET ASSETS - 100.00%		$114,221,376

Asset Type	% of Net Assets
Preferred Stocks	99.87%
Investments Purchased with Proceeds From Securities Lending	8.98
Short Term Investments	0.44
Total Investments	109.29
Liabilities in Excess of Other Assets	(9.29)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

USD - United States Dollar
Libor - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
TSFR3M - 3 Month Term Secured Overnight Financing Rate

(a) Securities with no stated maturity date are perpetual in nature.
(b) All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $10,088,275, or 8.83% of net assets. See Note 2.
(c) Represents annualized seven-day yield as of the end of the reporting period.
(d) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of July 31, 2023.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust (the “Trust”) in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in  accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$114,077,213	$-	$-	$114,077,213
Investments Purchased with Proceeds From Securities Lending	-	10,254,851	-	10,254,851
Short Term Investments	503,369	-	-	503,369
Total Assets	$114,580,582	$10,254,851	$-	$124,835,433

See the Schedule of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund’s Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of July 31, 2023, the values of the securities on loan and cash collateral received were as follows:

Value of Securities on Loan	Cash Collateral Received
$10,088,275	$10,254,851